Leases - Schedule of Lease Payments Receivable Under Operating Leases (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Lease Payments Receivable Under Operating Leases [Abstract]
Second half of 2026	$ 2,188
2027	4,329
2028	4,275
2029	4,207
2030	2,941
2031	2,250
2032	764
Total undiscounted cash flows	$ 20,954